RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Company's Restructuring Liabilities By Reporting Segment

	PT	VCS	Total Reporting Segment	Corporate	Total Company
	(Millions of Dollars)

Balance at January 1, 2010	$44	$8	$52	$3	$55
Provisions	12	4	16	—	16
Reversals	(7)	(1)	(8)	—	(8)
Payments	(27)	(8)	(35)	(1)	(36)
Foreign currency	(3)	—	(3)	—	(3)

Balance at December 31, 2010	19	3	22	2	24
Provisions	7	2	9	—	9
Reversals	(3)	(1)	(4)	—	(4)
Payments	(17)	(3)	(20)	(1)	(21)

Balance at December 31, 2011	6	1	7	1	8
Provisions	6	16	22	4	26
Reversals	(1)	—	(1)	—	(1)
Payments	(7)	(6)	(13)	(2)	(15)
Reclassification to pension liability	—	(6)	(6)	—	(6)

Balance at December 31, 2012	$4	$5	$9	$3	$12

Summary Of Company's Restructuring Liabilities And Related Activity For Each Type Of Exit Cost

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)
Balance at January 1, 2010	$55	—	55
Provisions	10	6	16
Reversals	(8)	—	(8)
Payments	(30)	(6)	(36)
Foreign currency	(3)	—	(3)

Balance at December 31, 2010	24	—	24
Provisions	4	5	9
Reversals	(4)	—	(4)
Payments	(16)	(5)	(21)

Balance at December 31, 2011	8	—	8
Provisions	25	1	26
Reversals	(1)	—	(1)
Payments	(14)	(1)	(15)
Reclassification to pension liability	(6)	—	(6)

Balance at December 31, 2012	$12	$—	$12

Restructuring Plan 2012 [Member]
Summary Of Company's Restructuring Liabilities And Related Activity For Each Type Of Exit Cost

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)
Balance at January 1, 2012	$—	$—	$—
Provisions	11	—	11
Payments	(1)	—	(1)
Reclassification to pension liability	(6)	—	(6)

Balance at December 31, 2012	$4	$—	$4

Net Restructuring Costs By Type Of Exit Cost

	Total Expected Costs	Costs in 2012	Estimated Additional Costs
	(Millions of Dollars)
Employee costs	$12	$11	$1
Facility costs	3	—	3

	$15	$11	$4

Restructuring Plan 2009 [Member]
Summary Of Company's Restructuring Liabilities By Reporting Segment

	PT	VCS	Total Reporting Segment	Corporate	Total
	(Millions of Dollars)

Balance at January 1, 2010	$43	$8	$51	$1	$52
Provisions	7	1	8	—	8
Reversals	(7)	(1)	(8)	—	(8)
Payments	(25)	(5)	(30)	(1)	(31)
Foreign currency	(3)	—	(3)	—	(3)

Balance at December 31, 2010	15	3	18	—	18
Provisions	4	—	4	—	4
Reversals	(3)	(1)	(4)	—	(4)
Payments	(12)	(1)	(13)	—	(13)

Balance at December 31, 2011	4	1	5	—	5
Provisions	1	—	1	—	1
Reversals	(1)	—	(1)	—	(1)
Payments	(2)	(1)	(3)	—	(3)

Balance at December 31, 2012	$2	$—	$2	$—	$2

Summary Of Company's Restructuring Liabilities And Related Activity For Each Type Of Exit Cost

	Employee Costs	Facility Costs	Total
	(Millions of Dollars)
Balance at January 1, 2010	$52	$—	$52
Provisions	3	5	8
Reversals	(8)	—	(8)
Payments	(26)	(5)	(31)
Foreign currency	(3)	—	(3)

Balance at December 31, 2010	18	—	18
Provisions	1	3	4
Reversals	(4)	—	(4)
Payments	(10)	(3)	(13)

Balance at December 31, 2011	5	—	5
Provisions	—	1	1
Reversals	(1)	—	(1)
Payments	(2)	(1)	(3)

Balance at December 31, 2012	$2	$—	$2

Cumulative Net Charges Related To Restructuring

Total Incurred Costs
Powertrain	$110
Vehicle Components Solutions	42
Corporate	5

$157